STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss):
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ (164)	$ 41	$ 61
Accumulated unrealized gain (loss) on foreign currency cash flows hedge transactions	(1,456)	325	1,699
Accumulated other comprehensive (loss) income (see note 2t)	$ (1,620)	$ 366	$ 1,760